Other income - Additional Information (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
US | Write Downs And Disposal [Member] | Agnona [Member]
Disclosure Of Other income [Line Items]
Income from sale of right of use of asset	€ 1,266